Financial risk management - Interest rate risk (Details) - Interest rate risk - Fixed interest rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 2,151,513	$ 2,158,192
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 104,800	155,100
Unsecured notes
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	1,983,374	1,981,199
Other limited recourse debt facilities
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 168,139	$ 176,993